Accounts Receivable, net	12 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Accounts receivable	4,646,506	1,659,811
Less: allowance for expected credit loss	(28,073)	(28,287)
Accounts receivable, net	4,618,433	1,631,524

The movement of allowance for expected credit loss of accounts receivable, net are as follows:

	As of March 31,
	2026	2025
	USD	USD
Balance at beginning of the year	28,287	10,248
(Reversal) / Addition during the year	(214)	18,039
Balance at end of the year	28,073	28,287

PHOENIX ASIA HOLDINGS Limited and its subsidiaries
Notes to Consolidated Financial Statements